Loss per share	3 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Loss per share	Loss per share

	Three Months Ended March 31,
(in KUSD, except per share amounts)	2022	2021
Loss attributable to owners	(16,661)	(51,527)
Weighted average number of shares outstanding	76,821,726	76,721,667
Basic and diluted loss per share	(0.22)	(0.67)
For the three months ended March 31, 2022 and 2021, basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the Equity Incentive Plan 2019, as the effect of including those shares would be anti-dilutive.
Potentially dilutive securities that were not included in the diluted per share calculations because the effect of including them would be anti-dilutive were as follows:

	Three Months Ended March 31,
	2022	2021
Equity Incentive Plan 2019 - Share Options	7,179,859	4,683,132
Equity Incentive Plan 2019 - RSUs	793,791	195,773
Conversion of the principal amount of convertible loans into the Company’s common shares	4,412,840	2,631,579
	12,386,490	7,510,484